Retirement benefits - Summary of Movement in Fair Value of Other Post-Employment Benefit Plan Assets (Detail) - Plan assets [member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of fair value of plan assets [line items]
Beginning balance	₨ 4,009	$ 53	₨ 4,418	₨ 3,868
Acquired in business combination			160
Contributions received	693	9	184	859
Benefits paid	(542)	(7)	(1,001)	(598)
Remeasurement loss arising from return on plan assets	(18)	0	(58)	(12)
Interest income	269	3	306	301
Ending balance	₨ 4,411	$ 58	₨ 4,009	₨ 4,418